UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          1/23/2007
       -------------------------    ---------------------------   -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                          ----------
Form 13F Information Table Entry Total:
                                                                  29
                                                          ----------
Form 13F Information Table Value Total:
                                                            $179,275
                                                          ----------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE



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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- -----------
AMERIPRISE FINL INC                   COM             03076C106    13,162    241,500   SH        SOLE    241,500
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC-CL A                    COM             03071H100     5,207    336,800   SH        SOLE    336,800
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                       COM             060505104     2,214     41,468   SH        SOLE     41,468
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A              CL A NON VTG    156432106     7,461    273,300   SH        SOLE    273,300
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                         COM             172967101     2,133     38,300   SH        SOLE     38,300
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES          COM             203634100     2,641    214,100   SH        SOLE    214,100
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC           COM             32190E102    10,562    455,650   SH        SOLE    455,650
------------------------------------------------------------------------------------------------------------------------------------
FIRST REP BK SAN FRANCISCO            COM             336158100     5,628    144,000   SH        SOLE    144,000
------------------------------------------------------------------------------------------------------------------------------------
GATX CORP                             COM             361448103     6,066    140,000   SH        SOLE    140,000
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINANCIAL INC                COM   CL A      37247D106     5,364    156,800   SH        SOLE    156,800
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP                 COM             42724R107     1,637     95,250   SH        SOLE     95,250
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP                   COM             443683107     8,075    581,775   SH        SOLE    581,775
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO                  COM             46625H100     1,898     39,300   SH        SOLE     39,300
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC                 COM             590188108     4,702     50,500   SH        SOLE     50,500
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP                              COM NEW         693320202     8,704    301,500   SH        SOLE    301,500
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC               COM             693475105     5,427     73,300   SH        SOLE     73,300
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC NEW              CL A            761195205     3,440    130,291   SH        SOLE    130,291
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA          COM             84751T309     2,676    318,600   SH        SOLE    318,600
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                      COM             86806M106     2,669    235,376   SH        SOLE    235,376
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                         COM             872449103     4,841    276,800   SH        SOLE    276,800
------------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC              COM             886374107     4,916    421,751   SH        SOLE    421,751
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                        COM NEW         902973304    13,046    360,500   SH        SOLE    360,500
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                         COM             902788108     5,568    152,500   SH        SOLE    152,500
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                      COM             908906100     4,784     78,100   SH        SOLE     78,100
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UNITED AMER INDEMNITY LTD             CL A            90933T109    13,444    530,750   SH        SOLE    530,750
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WACHOVIA CORP 2ND CORP                COM             929903102    13,121    230,400   SH        SOLE    230,400
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WELLS FARGO & CO-NEW                  COM             949746101    12,151    341,700   SH        SOLE    341,700
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WESTERN UN CO                         COM             959802109     5,495    245,100   SH        SOLE    245,100
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP             COM             970646105     2,241    217,197   SH        SOLE    217,197
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